Loans and Obligations - Summary of Convertible Preferred Shares (Detail) - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Beginning balance		R$ 513,765	R$ 577,982
Net foreign exchange loss/(gain)	R$ (210)	942
Closing balance		513,765	577,982
Convertible Preferred Shares [Member]
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Beginning balance		513,765	577,982	R$ 431,333
Net foreign exchange loss/(gain)		(69,513)	136,374
Interest expense		50,830	49,261
Interest paid		(45,534)	(38,986)
Current		11,083
Non-current		502,682
Closing balance		R$ 513,765	R$ 577,982	R$ 431,333